STOCKHOLDERS' EQUITY (Details 3) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Aug. 03, 2006
Exercise Price	$ 10.13	$ 16.14	$ 50.98
Number of Shares	803,937
Weighted Average Exercise Price	$ 10.13
Omnibus Incentive Compensation Plan 2012 [Member]
Number of Shares	802,492
Weighted Average Exercise Price	$ 4.39
Omnibus Incentive Compensation Plan 2012 [Member] | Minimum [Member]
Exercise Price	1.55
Omnibus Incentive Compensation Plan 2012 [Member] | Maximum [Member]
Exercise Price	600
Omnibus Incentive Compensation Plan 2012 [Member] | $1.55 [Member]
Exercise Price	$ 1.55
Number of Shares	250,000
Expiration Date	2028-04
Weighted Average Exercise Price	$ 1.55
Omnibus Incentive Compensation Plan 2012 [Member] | $1.99 [Member]
Exercise Price	$ 1.99
Number of Shares	50,000
Expiration Date	2028-04
Weighted Average Exercise Price	$ 1.99
Omnibus Incentive Compensation Plan 2012 [Member] | $2.35 [Member]
Exercise Price	$ 2.35
Number of Shares	10,000
Expiration Date	2028-06
Weighted Average Exercise Price	$ 2.35
Omnibus Incentive Compensation Plan 2012 [Member] | $2.98 [Member]
Exercise Price	$ 2.98
Number of Shares	10,000
Expiration Date	2028-05
Weighted Average Exercise Price	$ 2.98
Omnibus Incentive Compensation Plan 2012 [Member] | $3.60 [Member]
Exercise Price	$ 3.60
Number of Shares	54,000
Expiration Date	2027-09
Weighted Average Exercise Price	$ 3.60
Omnibus Incentive Compensation Plan 2012 [Member] | $3.74 [Member]
Exercise Price	$ 3.74
Number of Shares	5,000
Expiration Date	2027-12
Weighted Average Exercise Price	$ 3.74
Omnibus Incentive Compensation Plan 2012 [Member] | $3.88 [Member]
Exercise Price	$ 3.88
Number of Shares	20,000
Expiration Date	2027-11
Weighted Average Exercise Price	$ 3.88
Omnibus Incentive Compensation Plan 2012 [Member] | $3.96 [Member]
Exercise Price	$ 3.96
Number of Shares	35,000
Expiration Date	2027-11
Weighted Average Exercise Price	$ 3.96
Omnibus Incentive Compensation Plan 2012 [Member] | $4.10 [Member]
Exercise Price	$ 4.10
Number of Shares	5,000
Expiration Date	2027-08
Weighted Average Exercise Price	$ 4.10
Omnibus Incentive Compensation Plan 2012 [Member] | $4.16 [Member]
Exercise Price	$ 4.16
Number of Shares	50,000
Expiration Date	2027-08
Weighted Average Exercise Price	$ 4.16
Omnibus Incentive Compensation Plan 2012 [Member] | $4.33 [Member]
Exercise Price	$ 4.33
Number of Shares	75,000
Expiration Date	2027-07
Weighted Average Exercise Price	$ 4.33
Omnibus Incentive Compensation Plan 2012 [Member] | $5.10 [Member]
Exercise Price	$ 5.10
Number of Shares	7,750
Expiration Date	2026-04
Weighted Average Exercise Price	$ 5.10
Omnibus Incentive Compensation Plan 2012 [Member] | $5.90 [Member]
Exercise Price	$ 5.90
Number of Shares	18,000
Expiration Date	2027-03
Weighted Average Exercise Price	$ 5.90
Omnibus Incentive Compensation Plan 2012 [Member] | $6.00 [Member]
Exercise Price	$ 6.00
Number of Shares	174,000
Expiration Date	2026-09
Weighted Average Exercise Price	$ 6.00
Omnibus Incentive Compensation Plan 2012 [Member] | $9.44 [Member]
Exercise Price	$ 9.44
Number of Shares	22,307
Weighted Average Exercise Price	$ 9.44
Omnibus Incentive Compensation Plan 2012 [Member] | $9.44 [Member] | Minimum [Member]
Expiration Date	2022-12
Omnibus Incentive Compensation Plan 2012 [Member] | $9.44 [Member] | Maximum [Member]
Expiration Date	2023-01
Omnibus Incentive Compensation Plan 2012 [Member] | $11.00 [Member]
Exercise Price	$ 11.00
Number of Shares	6,250
Expiration Date	2025-08
Weighted Average Exercise Price	$ 11.00
Omnibus Incentive Compensation Plan 2012 [Member] | $50.00 [Member]
Exercise Price	$ 50.00
Number of Shares	9,518
Weighted Average Exercise Price	$ 50.00
Omnibus Incentive Compensation Plan 2012 [Member] | $50.00 [Member] | Minimum [Member]
Expiration Date	2023-03
Omnibus Incentive Compensation Plan 2012 [Member] | $50.00 [Member] | Maximum [Member]
Expiration Date	2025-01
Omnibus Incentive Compensation Plan 2012 [Member] | $52.00 [Member]
Exercise Price	$ 52.00
Number of Shares	625
Expiration Date	2024-07
Weighted Average Exercise Price	$ 52.00
Omnibus Incentive Compensation Plan 2012 [Member] | $600.00 [Member]
Exercise Price	$ 600.00
Number of Shares	42
Expiration Date	2022-03
Weighted Average Exercise Price	$ 600.00
2006 Stock Incentive Plan [Member]
Number of Shares	1,445
Weighted Average Exercise Price	$ 3,193.37
2006 Stock Incentive Plan [Member] | Minimum [Member]
Exercise Price				$ 2,400
2006 Stock Incentive Plan [Member] | Maximum [Member]
Exercise Price				$ 3,300
2006 Stock Incentive Plan [Member] | $2400.00 [Member]
Exercise Price	$ 2,400.00
Number of Shares	144
Weighted Average Exercise Price	$ 2,400.00
2006 Stock Incentive Plan [Member] | $2400.00 [Member] | Minimum [Member]
Expiration Date	2019-03
2006 Stock Incentive Plan [Member] | $2400.00 [Member] | Maximum [Member]
Expiration Date	2020-07
2006 Stock Incentive Plan [Member] | $2820.00 [Member]
Exercise Price	$ 2,820.00
Number of Shares	51
Expiration Date	2021-03
Weighted Average Exercise Price	$ 2,820.00
2006 Stock Incentive Plan [Member] | $3300.00 [Member]
Exercise Price	$ 3,300.00
Number of Shares	1,250
Expiration Date	2020-03
Weighted Average Exercise Price	$ 3,300.00